Deferred shipping revenues	9 Months Ended
Sep. 30, 2022
Deferred shipping revenues [Abstract]
Deferred shipping revenues
Note 9 – Deferred shipping revenues

Deferred shipping revenues relates to charter hire payments paid in advance. As of September 30, 2022, $3.1 million was recognized as deferred shipping revenues in the interim condensed consolidated statement of financial position.